Long-term and short-term loans issued - Changes in the ECL allowances (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Changes in the ECL allowances
Loans overdue but not impaired	₽ 0
Loans issued | Loss allowance / Impairment
Changes in the ECL allowances
ECL allowance as of beginning of the period	(843)	₽ (853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(538)	(121)
ECL allowance as end of the period	(1,381)	(974)
Loans issued | Loss allowance / Impairment | 12 month ECL | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(229)	(216)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(188)	(107)
Transfers between stages	131	120
ECL allowance as end of the period	(286)	(203)
Loans issued | Loss allowance / Impairment | Lifetime ECL | Financial instruments not credit-impaired | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(120)	(120)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(254)	(20)
Transfers between stages	(17)	(9)
ECL allowance as end of the period	(391)	(149)
Loans issued | Loss allowance / Impairment | Lifetime ECL | Financial instruments credit-impaired
Changes in the ECL allowances
ECL allowance as of beginning of the period	(494)	(517)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(96)	6
Transfers between stages	(114)	(111)
ECL allowance as end of the period	₽ (704)	₽ (622)